Taxes - Deferred income tax (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Taxes
Deferred tax assets	$ 8,011	$ 12,876
Deferred tax liabilities	(12,499)	(12,956)
Net deferred income tax	$ (4,488)	$ (80)